TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate
A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate to taxes on income (tax benefit) as reported in the statements of income:

	Year ended December 31,
	2020	2019	2018
Income (loss) before taxes on income (tax benefit) from continued operationas reported in the statements of income	$(4,816)	$2,182	$(5,252)

Statutory tax rate in Israel	23%	23%	23%

Theoretical taxes on income (tax benefit)	$(1,108)	$501	$(1,207)

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	50	(26)	(9)
Reduced tax rate on income derived from "Preferred Enterprises" plans	580	204	346
Earnings from foreign subsidiaries (1)	(2,338)	91	(338)
Valuation allowance for exchange rates differences on deferred taxes not recorded on capital losses	-	(125)	(42)
Deferred tax assets from discontinued operation loss	(138)	(49)	(36)
Reduced deferred tax asset from expecting utilization of carryforward losses	1,984	-	-
Tax in respect of prior years	(345)	-	(481)
Temporary differences for which no deferred taxes were recorded	(377)	(55)	8
Permanent differences	24	55	245
Other adjustments	151	(7)	50
Taxes on income (tax benefit) as reported in the statements of income	$(1,517)	$589	$(1,464)

(1)         The Company record an accrual that related to a deferred tax liability due to the possibility of future distribution of earnings from foreign subsidiaries of the Company.

Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign
Income (loss) before taxes on income (tax benefit) is comprised as follows:

	Year ended December 31,
	2020	2019	2018

Domestic (Israel)	$(4,499)	$(1,931)	$(4,781)
Foreign (United States)	(317)	4,113	(471)

	$(4,816)	$2,182	$(5,252)

Schedule of Components of Income Tax Provision
Taxes on income (tax benefit) included in the statements of income:

	Year ended December 31,
	2020	2019	2018
Current:
Domestic (Israel)	$-	$-	$-
Foreign (United States)	-	181	(881)

	-	181	(881)
Deferred:
Domestic (Israel)	(683)	(397)	(813)
Foreign (United States)	(489)	805	711

	(1,172)	408	(102)
Previous years:
Domestic (Israel)	(134)
Foreign (United States)	(211)	-	(481)

	(345)	-	(481)

	$(1,517)	$589	$(1,464)

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of TAT's deferred tax liabilities and assets are as follows:

	December 31,
	2020	2019
Deferred tax assets:
Provision for current expected credit losses	$41	$67
Provisions for employee benefits	272	470
Inventory	987	964
Intangible assets	-	42
Capital tax losses carryforward	3,500	3,500
Net operating losses carryforward	3,017	1,669
Other	224	96
Deferred tax assets, before valuation allowance	$8,041	$6,808
Valuation allowance	(5,484)	(3,500)
Deferred tax assets, net	$2,557	$3,308

Deferred tax liabilities:
Property, plant and equipment	(1,647)	(2,159)
Intangible assets	(318)	-
Earnings from foreign subsidiaries (1)	-	(1,953)
Other temporary differences deferred tax liabilities	(26)	(68)
Deferred tax liabilities	$(1,991)	$(4,180)

Net	$566	$(872)

(1)	The Company record an accrual that related to a deferred tax liability due to the possibility of future distribution of earnings from foreign subsidiaries of the Company.

Schedule of changes in valuation allowance for deferred tax assets
The following table summarizes the changes in the valuation allowance for deferred tax assets:

Balance, December 31, 2017	3,417
Additions during the year	(42)
Balance, December 31,2018	$3,375
Deductions during the year	125
Balance, December 31,2019	$3,500
Additions during the year	1,984
Balance, December 31,2020	$5,484